Statements of Net Assets Available for Benefits - EBP 38-3360868 001 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments, at fair value	$ 123,847,697	$ 109,006,916
Notes Receivable from Participants	1,107,797	791,438
Accrued Investment Income	50,865	47,575
Net Assets Available for Benefits	$ 125,006,359	$ 109,845,929